Debt - Debt Transactions (Details) $ in Millions	1 Months Ended
Nov. 30, 2024 USD ($)
LGTV Term Loan B | Term Loans
Extinguishment of Debt [Line Items]
Principal amount of debt prepaid	$ 250.0